Annual Fund Operating Expenses - Service Shares - Federated Hermes Government Money Fund II - S	Apr. 30, 2021
Operating Expenses:
Management Fee	0.20%
Distribution (12b-1) Fee	none
Other Expenses	0.52%	[1]
Total Annual Fund Operating Expenses	0.72%
Fee Waivers and/or Expense Reimbursements	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.63%

[1]	The Fund may incur and pay administrative service fees of up to 0.25% of average net assets to insurance companies for providing recordkeeping, shareholder and administrative services.
[2]	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund’s S class (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)May 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.